Condensed Consolidating Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	$ 983,461,016	$ 822,587,739
Cash and cash equivalents	17,876,319	40,862,023	13,029,474		15,542,507
Deferred financing costs, net	14,651,265	13,142,330
Other	11,315,865	5,864,045
Total assets	1,099,528,640	951,421,257
Secured notes payable and other debt	705,153,415	600,473,578
Tenant security and escrow deposits	18,278,172	15,739,917
Accounts payable and accrued expenses	24,207,814	18,124,167
Other liabilities	31,386,742	34,824,629
Total liabilities	779,026,143	704,162,291
Total equity	320,502,497	247,258,966	245,156,618	20,312,694	74,562,108
Total liabilites and equity	1,099,528,640	951,421,257
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	983,461,016	822,587,739
Cash and cash equivalents	15,534,373	39,203,727
Deferred financing costs, net	14,651,265	13,142,330
Other	83,540,040	74,829,165
Total assets	1,097,186,694	949,762,961
Secured notes payable and other debt	705,153,415	600,473,578
Due to related parties	7,548,245	6,726,541
Tenant security and escrow deposits	18,278,172	15,739,917
Accounts payable and accrued expenses	24,207,814	18,124,167
Other liabilities	21,497,551	61,440,792
Total liabilities	776,685,197	702,504,995
Total equity	320,501,497	247,257,966
Total liabilites and equity	1,097,186,694	949,762,961
Issuers | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	53,750
Cash and cash equivalents	16,869,495	42,354,896
Deferred financing costs, net	8,964,976	7,777,902
Other	15,737,837	16,119,370
Investment in and due from related parties, net	711,027,894	541,083,875
Total assets	752,653,952	607,336,043
Secured notes payable and other debt	403,180,433	302,552,127
Due to related parties	7,542,333	6,726,541
Tenant security and escrow deposits	50,000	385,000
Accounts payable and accrued expenses	13,702,409	9,476,684
Other liabilities	7,677,280	40,937,725
Total liabilities	432,152,455	360,078,077
Total equity	320,501,497	247,257,966
Total liabilites and equity	752,653,952	607,336,043
Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	499,605,095	451,926,183
Cash and cash equivalents	(1,859,537)	(2,635,202)
Other	35,006,391	30,495,517
Investment in and due from related parties, net	(34,218,545)	(13,568,414)
Total assets	498,533,404	466,218,084
Tenant security and escrow deposits	8,589,566	7,821,707
Accounts payable and accrued expenses	6,686,012	4,802,452
Other liabilities	2,343,468	6,838,574
Total liabilities	17,619,046	19,462,733
Total equity	480,914,358	446,755,351
Total liabilites and equity	498,533,404	466,218,084
Subordinated Subsidiary Guarantors | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	457,241,113	347,920,590
Cash and cash equivalents	45,155	2,784
Deferred financing costs, net	5,672,918	5,335,606
Other	29,686,768	27,991,058
Investment in and due from related parties, net	(408,291,792)	(308,312,800)
Total assets	84,354,162	72,937,238
Secured notes payable and other debt	280,506,139	284,159,963
Due to related parties	5,912
Tenant security and escrow deposits	9,281,684	7,306,929
Accounts payable and accrued expenses	3,771,942	3,154,007
Other liabilities	11,476,803	13,664,493
Total liabilities	305,042,480	308,285,392
Total equity	(220,688,318)	(235,348,154)
Total liabilites and equity	84,354,162	72,937,238
Non-Guarantor Subsidiaries | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net real estate investments	26,561,058	22,740,966
Cash and cash equivalents	479,260	(518,751)
Deferred financing costs, net	13,371	28,822
Other	3,109,044	223,220
Investment in and due from related parties, net	(2,394,604)	(6,958,782)
Total assets	27,768,129	15,515,475
Secured notes payable and other debt	21,466,843	13,761,488
Tenant security and escrow deposits	356,922	226,281
Accounts payable and accrued expenses	47,451	691,024
Total liabilities	21,871,216	14,678,793
Total equity	5,896,913	836,682
Total liabilites and equity	27,768,129	15,515,475
Eliminations | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Investment in and due from related parties, net	(266,122,953)	(212,243,879)
Total assets	(266,122,953)	(212,243,879)
Total equity	(266,122,953)	(212,243,879)
Total liabilites and equity	$ (266,122,953)	$ (212,243,879)